Schedule of Investments (unaudited) January 31, 2020	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 104.0%

Equity Funds — 77.3%
iShares Core MSCI Emerging Markets ETF	16,587	$839,136
iShares Edge MSCI International Momentum Factor ETF(a)	5,580	175,714
iShares Edge MSCI International Quality Factor ETF	36,235	1,149,012
iShares Edge MSCI International Value Factor ETF	27,686	643,976
iShares Edge MSCI Min Vol EAFE ETF	11,654	865,892
iShares Edge MSCI Min Vol Emerging Markets ETF	5,316	294,773
iShares Edge MSCI Min Vol USA ETF	23,702	1,591,352
iShares Edge MSCI USA Momentum Factor ETF	3,843	500,589
iShares Edge MSCI USA Quality Factor ETF	21,339	2,140,515
iShares Edge MSCI USA Size Factor ETF	6,020	578,944
iShares Edge MSCI USA Value Factor ETF	16,024	1,383,512
iShares Global REIT ETF	20,166	561,422
iShares MSCI EAFE Small-Cap ETF	6,934	415,416
Master Small Cap Index Series	$347,647	347,647

		11,487,900

Fixed-Income Funds — 22.8%
BlackRock Total Factor Fund, Class K	51,878	530,710
iShares Edge High Yield Defensive Bond ETF(a)	5,357	270,689
iShares Edge Investment Grade Enhanced Bond ETF(a)	15,313	810,517
iShares TIPS Bond ETF(a)	6,151	732,338
iShares U.S. Treasury Bond ETF	39,226	1,042,823

		3,387,077

Short-Term Securities — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)	44,696	44,696
SL Liquidity Series, LLC, Money Market Series, 1.71%(b)(c)	528,901	529,060

		573,756

Total Affiliated Investment Companies — 104.0% (Cost: $14,273,999)		15,448,733

Liabilities in Excess of Other Assets — (4.0)%		(590,883)

Net Assets — 100.0%		$14,857,850

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	31,928	12,768	—	44,696	$44,696	$155	$—	$—
BlackRock Total Factor Fund, Class K	46,794	7,873	(2,789)	51,878	530,710	444	13,961	(12,176)
iShares Core MSCI Emerging Markets ETF	18,289	848	(2,550)	16,587	839,136	21,957	2,278	(6,911)
iShares Edge High Yield Defensive Bond ETF	5,957	—	(600)	5,357	270,689	4,018	1,062	(1,498)
iShares Edge Investment Grade Enhanced Bond ETF	15,148	279	(114)	15,313	810,517	6,771	15,854	1,510
iShares Edge MSCI International Momentum Factor ETF	24,300	—	(18,720)	5,580	175,714	4,820	34,244	(5,593)
iShares Edge MSCI International Quality Factor ETF	23,600	13,400	(765)	36,235	1,149,012	6,086	1,116	10,394
iShares Edge MSCI International Value Factor ETF	29,900	—	(2,214)	27,686	643,976	10,878	3,304	(13,579)
iShares Edge MSCI Min Vol EAFE ETF	8,645	4,123	(1,114)	11,654	865,892	14,786	263	(7,125)

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock LifePath® Smart Beta 2035 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Emerging Markets ETF	3,898	1,550	(132)		5,316	$294,773	$3,540		$(54)	$(15,835)
iShares Edge MSCI Min Vol USA ETF	31,070	1,417	(8,785)		23,702	1,591,352	11,869		45,309	43,215
iShares Edge MSCI USA Momentum Factor ETF	6,169	205	(2,531)		3,843	500,589	3,074		15,233	37,479
iShares Edge MSCI USA Quality Factor ETF	19,449	4,327	(2,437)		21,339	2,140,515	8,147		6,675	104,083
iShares Edge MSCI USA Size Factor ETF	6,000	284	(264)		6,020	578,944	1,871		852	23,653
iShares Edge MSCI USA Value Factor ETF	14,787	2,655	(1,418)		16,024	1,383,512	8,557		3,289	19,924
iShares Global REIT ETF	19,808	1,983	(1,625)		20,166	561,422	12,725		2,063	(17,846)
iShares MSCI EAFE Small-Cap ETF	10,865	1,280	(5,211)		6,934	415,416	13,235		21,467	(8,211)
iShares TIPS Bond ETF	5,785	854	(488)		6,151	732,338	1,341		167	18,250
iShares U.S. Treasury Bond ETF	38,241	5,436	(4,451)		39,226	1,042,823	4,646		(846)	13,621
Master Small Cap Index Series(b)	$383,321	$—	$(35,674	)(c)	$347,647	347,647	1,390		465	9,375
SL Liquidity Series, LLC, Money Market Series(b)	1,241,259	—	(712,358)		528,901	529,060	2,666	(d)	16	22

						$15,448,733	$142,976		$166,718	$192,752

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$14,572,026	$—	$—	$14,572,026

Investments Valued at Net Asset Value (“NAV”)(b)				876,707

Total Investments				$15,448,733

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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